RESULTS BY NATURE (Tables)	6 Months Ended
Jun. 30, 2021
RESULTS BY NATURE
Schedule of results by nature

	June 30,	June 30,
	2021	2020
Cost of sales (1)
Personnel expenses	(545,621)	(505,895)
Costs with raw materials, materials and services	(3,838,933)	(4,059,893)
Logistics cost	(2,030,390)	(2,025,824)
Depreciation, depletion and amortization	(2,937,939)	(2,843,700)
Operating expenses Covid-19 (6)		(15,500)
Other (2)	(269,806)	(157,881)
	(9,622,689)	(9,608,693)
Selling expenses
Personnel expenses	(106,097)	(93,913)
Services	(52,021)	(53,938)
Logistics cost	(421,838)	(410,230)
Depreciation and amortization	(470,940)	(460,597)
Other (3)	(27,804)	(43,356)
	(1,078,700)	(1,062,034)
General and Administrative expenses
Personnel expenses	(461,212)	(351,108)
Services	(140,886)	(134,501)
Depreciation and amortization	(51,773)	(43,814)
Social actions COVID-19	(23,696)	(48,024)
Operating expenses Covid-19 (6)	(3,971)	(10,729)
Other (4)	(54,020)	(62,375)
	(735,558)	(650,551)
Other operating (expenses) income net
Rents and leases	1,706	2,365
Result from sale of other products, net	18,783	24,886
Result from sale and disposal of property, plant and equipment and biological assets, net (2) (5)	521,617	9,343
Result on fair value adjustment of biological assets	564,533	173,733
Result on disposal of investments		(9,404)
Insurance reimbursement	1,783	4,129
Depreciation and amortization	(2,584)	(9,470)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (7)	315,431
Other operating income, net	5,127	16,820
	1,426,396	212,402

1)	Includes R$54,467 related to maintenance downtime costs (R$149,087 related to idle capacity and maintenance downtime as of June 30, 2020).
2)	Includes R$444 related to the formation cost of the biological asset applied directly in the statement of income (there was no formation cost applied directly in statement of income on June 30, 2020).
3)	Includes expected credit losses, insurance, materials of use and consumption, travel, accommodation, trade fairs and events.
4)	Includes corporate expenses, insurance, materials of use and consumption, social programs and donations, travel and accommodation.
5)	Includes, substantially, the net gain on the sale of rural properties and forests to Turvinho and Bracell (Note 1.2.2.).
6)	Includes, mainly, expenses in the manufacturing units for the refurbishment of cafeterias and workplaces, expansion of the frequency of conservation, cleaning, hygiene and maintenance of common areas, public transport with greater space between passengers, distribution of masks and realization rapid tests on employees working in factories. As of 2021, these expenses were incorporated into the normal course of the Company's operations
7)	Refers to the recognition of (i) R$327,869, related to the tax credit, as described in Note 20.3 and (ii) R$12,438 related to the provision for legal fees.